Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	As of June 30, 2024 and 2023, prepaid expenses and other current assets consisted of the following:
	As of June 30,
	2024	2023
Deferred costs (1)	$1,258,916	$683
Prepaid tax	650,237	-
Prepaid expenses	44,760	-
Other receivables	102,256	109,100
	2,056,169	109,783
Allowance for credit losses (2)	(30,349)	(13,791)
	$2,025,820	$95,992
(1)	Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered.
(2)	The Company recorded credit loss of $16,685, nil, and negative $12,407 for other receivables for the fiscal years ended June 30, 2024, 2023, and 2022, respectively.

Schedule of Allowance for Credit Losses	An analysis of the allowance for credit losses was as follows:
	As of June 30,
	2024	2023
Balance at beginning of the year	$13,791	$14,930
Provision	16,685	-
Foreign exchange	(127)	(1,139)
Balance at the end of the year	$30,349	$13,791